Advanced Series Trust
100 Mulberry Street
Gateway Center Three
Newark, NJ 07102

August 9, 2011

United States Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549

Re:     Preliminary Proxy Materials for Advanced Series Trust—AST Academic Strategies Asset Allocation Portfolio

Ladies and Gentlemen:

     On behalf of AST Academic Strategies Asset Allocation Portfolio (the “Portfolio”), a series of Advanced Series Trust, we are hereby filing in accordance with Rule 14a-6(a) under the Securities and Exchange Act of 1934 preliminary proxy materials in connection with a special meeting of shareholders of the Portfolio scheduled for September 19, 2011 (the "Meeting"). These materials include the notice of Meeting, the proxy statement and a form of the proxy card.

     If there are any questions with respect to this filing, please call me at 973-367-3161.

Sincerely,

/s/ John P. Schwartz

John P. Schwartz
Vice President & Corporate Counsel